Reversal of (provision for) impairment losses due to credit loss - Reversal of (provision for) Impairment Losses due to credit loss (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of impairment losses due to credit loss [Abstract]
Reversal(provision) due to credit loss on financial assets measured at FVTOCI	₩ 827	₩ (4,909)	₩ (1,529)
Provision for impairment loss due to credit loss on securities at amortized cost	(881,668)	(551,957)	(792,250)
Provision for impairment loss due to credit loss on loan and other financial assets at amortized cost	(3,151)	(664)	934
Provision for(reversal of) provision on guarantee	(7,611)	10,701	18,348
Reversal of(provision for) unused loan commitment	6,332	9,991	(9,874)
Total	₩ (885,271)	₩ (536,838)	₩ (784,371)